Balance Sheet (USD $)	Jun. 30, 2014
Current Assets
Cash	$ 1,000
Prepaid expenses	72
Total Current Assets	1,072
TOTAL ASSETS	1,072
Current Liabilities
Accrued Liabilities	265
Related party advances	22,121
Total Current Liabilities	22,386
TOTAL LIABILITIES	22,386
STOCKHOLDERS' DEFICIT
Preferred Stock, Authorized 10,000,000 preferred shares, $0.0001 par, none issued and outstanding on June 30, 2014
Common Stock; Authorized 100,000,000 common shares, $0.0001 par, 20,000,000 issued and outstanding on June 30, 2014	2,000
Deficit accumulated during the development stage	(23,314)
TOTAL STOCKHOLDERS' DEFICIT	(21,314)
TOTAL LIABILITIES & STOCKHOLDERS' DEFICIT	$ 1,072